Shareholders' Equity - Weibo RSUs (Details) - Service-based restricted share units - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares Granted
Outstanding at the beginning of the year (in shares)	1,967	1,119	418
Awarded (in shares)	1,384	1,620	918
Vested (in shares)	(754)	(460)	(171)
Cancelled (in shares)	(192)	(312)	(46)
Outstanding at the end of the year (in shares)	2,405	1,967	1,119
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the year (in dollars per share)	$ 40.85	$ 45.97	$ 71.03
Awarded (in dollars per share)	49.89	39.16	39.67
Vested (in dollars per share)	42.91	44.81	68.51
Cancelled (in dollars per share)	40.10	44.60	64.33
Outstanding at the end of the year (in dollars per share)	$ 45.47	$ 40.85	$ 45.97
Unrecognized compensation cost	$ 98.2	$ 80.3
Expected weighted-average recognition period for unrecognized compensation cost	2 years 10 months 24 days	3 years 3 months 18 days
Total fair value vested	$ 43.6	$ 20.9	$ 7.4
Weibo
Shares Granted
Outstanding at the beginning of the year (in shares)	6,501	3,507	800
Awarded (in shares)	1,806	4,851	2,951
Vested (in shares)	(2,274)	(1,211)	(203)
Cancelled (in shares)	(575)	(646)	(41)
Outstanding at the end of the year (in shares)	5,458	6,501	3,507
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the year (in dollars per share)	$ 13.98	$ 16.44	$ 13.19
Awarded (in dollars per share)	24.94	12.41	17.11
Vested (in dollars per share)	14.73	14.69	13.19
Cancelled (in dollars per share)	14.58	14.18	17.23
Outstanding at the end of the year (in dollars per share)	$ 17.23	$ 13.98	$ 16.44
Unrecognized compensation cost	$ 76.8
Expected weighted-average recognition period for unrecognized compensation cost	2 years 9 months 18 days
Total fair value vested	$ 33.5	$ 17.8	$ 2.7